Summary of significant accounting policies - Analysis of cash flows on acquisition (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Apr. 05, 2021	Jun. 30, 2021	Jun. 30, 2021
Net cash acquired with the subsidiary
Net cash flow in acquisition		$ (23)	$ (1,240)
NHW Ltd
Net cash acquired with the subsidiary
Net cash acquired with the subsidiary	$ 31
Cash paid	(1,271)
Net cash flow in acquisition	$ (1,240)